Related Party Transactions - BSC and PHISCO Service Companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Exelon Business Services Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction Capitalized Costs Support Services	$ 508	$ 531	$ 450
PHI Service Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction Capitalized Costs Support Services	72	61	72
Commonwealth Edison Co [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	307	289	264
Commonwealth Edison Co [Member] | Exelon Business Services Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	304	283	263
Related Party Transaction Capitalized Costs Support Services	207	186	148
PECO Energy Co [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	177	159	154
PECO Energy Co [Member] | Exelon Business Services Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	169	150	149
Related Party Transaction Capitalized Costs Support Services	81	76	88
Baltimore Gas and Electric Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	193	172	160
Baltimore Gas and Electric Company [Member] | Exelon Business Services Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	189	170	157
Related Party Transaction Capitalized Costs Support Services	92	132	126
Pepco Holdings LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	179	159	143
Pepco Holdings LLC [Member] | Exelon Business Services Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	168	152	139
Related Party Transaction Capitalized Costs Support Services	128	149	88
Pepco Holdings LLC [Member] | PHI Service Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	0	0	0
Related Party Transaction Capitalized Costs Support Services	72	61	72
Potomac Electric Power Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	213	205	209
Potomac Electric Power Company [Member] | Exelon Business Services Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	96	85	85
Related Party Transaction Capitalized Costs Support Services	50	55	38
Potomac Electric Power Company [Member] | PHI Service Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	114	120	124
Related Party Transaction Capitalized Costs Support Services	31	27	33
Delmarva Power & Light Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	162	153	152
Delmarva Power & Light Company [Member] | Exelon Business Services Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	61	54	52
Related Party Transaction Capitalized Costs Support Services	43	51	25
Delmarva Power & Light Company [Member] | PHI Service Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	99	97	100
Related Party Transaction Capitalized Costs Support Services	22	18	20
Atlantic City Electric Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	141	134	133
Atlantic City Electric Company [Member] | Exelon Business Services Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	53	45	42
Related Party Transaction Capitalized Costs Support Services	33	40	19
Atlantic City Electric Company [Member] | PHI Service Co Affiliate [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	86	87	90
Related Party Transaction Capitalized Costs Support Services	$ 19	$ 16	$ 19